UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

 Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 28, 2019 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities - 2.06%
Ford Credit Floorplan Master Owner Trust A
A-1, 2.070%, 05/15/2022	$1,475,000	$1,461,000
Total Asset-Backed Securities (Cost $1,458,493)		1,461,000

Collaterialized Mortgage Obligation - 0.87%
Government National Mortgage Association
2010-157, 2.885% (1 Month LIBOR USD + 0.400%), 01/20/2040 (a)	616,281	617,149
Total Collateralized Mortgage Obligation (Cost $616,338)		617,149

Corporate Bonds - 31.78%
Diversified Banks - 14.30%
Bank of America Corp.
3.921% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	2,103,000	2,127,480
BB&T Corp.
2.750%, 04/01/2022	2,276,000	2,263,028
Citigroup, Inc.
3.400%, 05/01/2026	2,129,000	2,078,897
JPMorgan Chase & Co.
3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	1,743,000	1,742,685
Wells Fargo Bank NA
3.625%, 10/22/2021	1,907,000	1,930,800
		10,142,890
Food Retail - 2.43%
The Kroger Co.
7.500%, 04/01/2031	1,411,000	1,721,582
Health Care Services - 2.45%
CVS Health Corp.
3.350%, 03/09/2021	1,730,000	1,735,871
Home Improvement Retail - 2.47%
The Home Depot, Inc.
5.875%, 12/16/2036	1,443,000	1,753,897
Homebuilding - 2.02%
NVR, Inc.
3.950%, 09/15/2022	1,405,000	1,430,772
Integrated Telecommunication Services - 2.50%
Verizon Communications, Inc.
5.250%, 03/16/2037	1,629,000	1,775,740
Investment Banking & Brokerage - 2.90%
Morgan Stanley
6.375%, 07/24/2042	1,637,000	2,059,829
Miscellaneous Intermediation - 2.71%
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025	1,958,000	1,927,161
Total Corporate Bonds (Cost $22,672,556)		22,547,742

Mortgage-Backed Securities - 20.82%
Fannie Mae Pool
2.500%, 07/01/2023	235,014	232,679
3.000%, 04/01/2032	1,377,296	1,376,643
3.000%, 05/01/2043	2,725,591	2,679,171
4.000%, 10/01/2048	2,573,586	2,649,974
4.000%, 12/01/2048	1,533,697	1,565,200
Freddie Mac Gold Pool
2.500%, 10/01/2032	1,132,067	1,112,940
3.500%, 01/01/2048	3,128,759	3,137,575

4.500%, 06/01/2048	1,942,539	2,014,889
Total Mortgage-Backed Securities (Cost $14,774,688)		14,769,071

Municipal Bonds - 13.98%
California - 5.78%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	951,465
Los Angeles Department of Water & Power Power System Revenue
5.516%, 07/01/2027	380,000	440,215
Metropolitan Water District of Southern California
6.538%, 07/01/2039	500,000	505,845
San Diego County Regional Airport Authority
6.628%, 07/01/2040	2,105,000	2,203,324
		4,100,849
Nevada - 2.60%
County of Clark, NV
7.000%, 07/01/2038	1,750,000	1,843,100
New York - 0.75%
Nassau County Interim Finance Authority
1.976%, 11/15/2019	150,000	149,227
New York City Transitional Finance Authority Future Tax Secured Revenue
2.540%, 08/01/2023	150,000	146,105
5.932%, 11/01/2036	225,000	235,406
		530,738
Ohio - 0.76%
Ohio Housing Finance Agency
2.650%, 11/01/2041	558,000	535,831
Texas - 4.09%
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047	3,000,000	2,903,310
Total Municipal Bonds (Cost $10,203,673)		9,913,828

U.S. Government Notes/Bonds - 22.89%
United States Treasury Note/Bond
1.250%, 04/30/2019	663,000	661,653
2.875%, 11/15/2021	2,973,000	3,002,207
1.625%, 08/31/2022	1,801,000	1,748,518
2.875%, 09/30/2023	1,374,000	1,395,093
2.625%, 03/31/2025	4,531,000	4,541,620
2.750%, 02/15/2028	2,081,000	2,090,308
2.500%, 02/15/2045	3,123,000	2,795,817
Total U.S. Government Notes/Bonds (Cost $16,072,154)		16,235,216

U.S. Government Agency Issues - 6.94%
Ginnie Mae II Pool
3.000%, 08/20/2045	1,469,932	1,456,738
3.500%, 03/20/2047	2,060,876	2,082,234
4.000%, 12/20/2047	1,349,723	1,387,222
Total U.S. Government Agency Issues (Cost $4,923,746)		4,926,194
	Shares
Money Market Fund - 0.04%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 2.275% (b)	31,330	31,330
Total Money Market Fund (Cost $31,330)		31,330

Total Investments (Cost $70,752,978) - 99.38%		70,501,530
Other Assets in Excess of Liabilities - 0.62%		439,826
Total Net Assets - 100.00%		$70,941,356

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.
(b)	The rate shown represents the seven day yield at February 28, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Equity Allocation Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
Common Stocks - 96.56%
Aerospace & Defense - 3.56%
Airbus SE (a)	16,298	$2,099,712
Safran SA (a)	13,004	1,772,655
Triumph Group, Inc.	3,217	74,506
		3,946,873
Airlines - 3.34%
Southwest Airlines Co.	46,066	2,581,539
United Continental Holdings, Inc. (b)	11,108	975,393
Wizz Air Holdings PLC (a)(b)(c)	3,275	131,696
		3,688,628
Auto Components - 0.24%
Gentherm, Inc. (b)	3,927	161,007
Standard Motor Products, Inc.	2,207	108,805
		269,812
Automobiles - 0.22%
Hyundai Motor Co. (a)	2,140	240,581
Banks - 15.08%
ABN AMRO Group NV (a)(c)	50,994	1,234,483
Bank Rakyat Indonesia Persero Tbk PT (a)	4,272,300	1,167,931
Comerica, Inc.	18,759	1,634,096
HDFC Bank Ltd. - ADR	1,296	131,052
ICICI Bank Ltd. - ADR	105,343	1,038,682
ING Group NV (a)	172,607	2,281,540
JPMorgan Chase & Co.	18,246	1,904,153
KB Financial Group, Inc. (a)	25,754	1,015,038
Lloyds Banking Group PLC (a)	2,865,525	2,412,997
Swedbank AB (a)	87,016	1,597,410
The Siam Commercial Bank PLC (a)	15,100	64,177
Wells Fargo & Co.	43,708	2,180,592
		16,662,151
Beverages - 0.39%
Treasury Wine Estates Ltd. (a)	40,970	435,213
Biotechnology - 3.28%
Alnylam Pharmaceuticals, Inc. (b)	6,058	514,930
BeiGene Ltd. - ADR (b)	4,891	670,312
Biogen, Inc. (b)	3,021	990,918
Galapagos NV (a)(b)	962	94,157
Regeneron Pharmaceuticals, Inc. (b)	1,614	695,214
Spark Therapeutics, Inc. (b)	5,833	660,879
		3,626,410
Building Products - 1.19%
AAON, Inc.	4,088	162,948
Cie de Saint-Gobain (a)	27,326	983,425
Simpson Manufacturing Co., Inc.	2,756	165,167
		1,311,540
Commercial Services & Supplies - 0.36%
Healthcare Services Group, Inc.	5,758	219,840
Stericycle, Inc. (b)	1,399	62,367
Tetra Tech, Inc.	1,925	115,539
		397,746
Construction & Engineering - 0.20%
Kinden Corp. (a)	13,400	217,516
Construction Materials - 2.13%
Cemex SAB de CV - ADR (a)	126,617	614,092
China Resources Cement Holdings Ltd. (a)	99,000	105,619
HeidelbergCement AG (a)	22,300	1,640,833
		2,360,544
Consumer Finance - 1.49%
FirstCash, Inc.	2,624	230,020
ORIX Corp. (a)	10,800	156,369
SLM Corp. (b)	12,412	137,153
Synchrony Financial	34,436	1,122,957
		1,646,499

Diversified Financial Services - 0.23%
FactSet Research Systems, Inc.	1,080	253,984
Diversified Telecommunication Services - 0.83%
KT Corp. - ADR (b)	22,162	296,306
KT Corp. (a)	6,034	152,426
Nippon Telegraph & Telephone Corp. (a)	7,900	341,459
ORBCOMM, Inc. (b)	17,516	123,488
		913,679
Electric Utilities - 3.36%
Korea Electric Power Corp. (a)	61,641	1,905,441
The Kansai Electric Power Co., Inc. (a)	120,900	1,810,291
		3,715,732
Electrical Equipment - 1.07%
Mitsubishi Electric Corp. (a)	94,000	1,178,540
Electronic Equipment, Instruments & Components - 2.27%
Badger Meter, Inc.	2,967	174,578
IPG Photonics Corp. (b)	1,168	181,075
Kyocera Corp. (a)	28,100	1,552,632
Littelfuse, Inc.	1,199	231,515
Samsung SDI Co. Ltd. (a)	605	127,537
Trimble, Inc. (b)	6,009	240,420
		2,507,757
Energy Equipment & Services - 0.12%
Newpark Resources, Inc. (b)	14,634	129,365
Food & Staples Retailing - 1.31%
CVS Health Corp.	24,941	1,442,338
Gas Utilities - 0.29%
Rubis SCA (a)	5,436	321,609
Health Care Equipment & Supplies - 4.52%
ABIOMED, Inc. (b)	726	242,847
Becton Dickinson & Co.	4,847	1,205,885
DexCom, Inc. (b)	4,300	599,119
Edwards Lifesciences Corp. (b)	821	138,987
Inogen, Inc. (b)	1,323	142,170
Insulet Corp. (b)	2,766	259,755
Integer Holdings Corp. (b)	2,731	248,412
Masimo Corp. (b)	2,095	275,032
Medtronic PLC (a)	16,363	1,480,851
Merit Medical Systems, Inc. (b)	4,452	248,110
Nuvectra Corp. (b)	1,786	22,450
ResMed, Inc.	1,402	143,607
		5,007,225
Health Care Providers & Services - 0.79%
Chemed Corp.	652	214,834
Covetrus, Inc. (b)	18,289	654,380
		869,214
Health Care Technology - 1.78%
Cerner Corp. (b)	22,078	1,235,264
Medidata Solutions, Inc. (b)	2,563	192,276
Omnicell, Inc. (b)	3,823	324,764
Vocera Communications, Inc. (b)	6,343	210,207
		1,962,511
Hotels, Restaurants & Leisure - 4.53%
Carnival Corp. (a)	2,393	138,220
Carnival PLC (a)	8,407	471,374
Compass Group PLC (a)	87,657	1,935,905
Royal Caribbean Cruises Ltd. (a)	20,680	2,450,165
		4,995,664
Household Durables - 1.53%
Sony Corp. (a)	35,300	1,694,948
Household Products - 0.26%
Reckitt Benckiser Group PLC (a)	3,726	284,571
Insurance - 2.67%
Prudential PLC (a)	60,497	1,275,487
Reinsurance Group of America, Inc.	11,492	1,660,479
Samsung Fire & Marine Insurance Co. Ltd. (a)	68	18,225
		2,954,191
Internet & Catalog Retail - 2.24%
Amazon.com, Inc. (b)	1,511	2,477,783
Internet & Direct Marketing Retail - 0.56%
ASOS PLC (a)	1,834	77,840

Zozo, Inc. (a)	28,400	535,779
		613,619
Internet Software & Services - 8.08%
Alibaba Group Holding, Ltd. - ADR (b)	1,044	191,083
Alphabet, Inc. - Class C (b)	2,800	3,135,775
Baidu, Inc. - ADR (b)	972	157,989
Facebook, Inc. - Class A (b)	17,562	2,835,386
NIC, Inc.	6,392	109,239
Tencent Holdings Ltd. (a)	58,500	2,505,160
		8,934,632
IT Services - 2.02%
Visa, Inc. - Class A	15,053	2,229,650
Life Sciences Tools & Services - 0.71%
Illumina, Inc. (a)	2,498	781,299
Machinery - 1.79%
Amada Holdings Co. Ltd. (a)	95,500	1,005,444
Epiroc AB (a)	12,555	125,999
KION Group AG (a)	14,944	850,339
		1,981,782
Media - 2.37%
Comcast Corp.	67,740	2,619,506
Metals & Mining - 0.16%
Grupo Mexico SAB de CV (a)	69,800	175,429
Multi-Utilities - 0.05%
WEC Energy Group, Inc.	793	60,490
Oil, Gas & Consumable Fuels -5.82%
BP PLC - ADR	52,449	2,236,950
EOG Resources, Inc.	11,910	1,119,540
Kinder Morgan, Inc.	52,051	997,297
TOTAL SA (a)	36,695	2,088,633
		6,442,420
Pharmaceuticals - 2.32%
Bristol-Myers Squibb Co.	771	39,830
Hanmi Pharm Co. Ltd. (a)	198	86,862
Novartis AG - ADR	21,576	1,968,379
Novartis AG (a)	5,196	473,532
		2,568,603
Professional Services - 0.11%
Mistras Group, Inc. (b)	7,665	120,954
Real Estate Management & Development - 2.48%
Vonovia SE (a)	56,521	2,735,698
Semiconductors & Semiconductor Equipment - 1.86%
Samsung Electronics Co. Ltd. (a)	42,080	1,684,118
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	9,418	367,773
		2,051,891
Software - 2.16%
Everbridge, Inc. (b)	1,333	94,256
Microsoft Corp.	17,672	1,979,794
PROS Holdings, Inc. (b)	7,361	313,579
		2,387,629
Specialty Retail - 2.03%
Foot Locker, Inc.	11,316	673,528
Ross Stores, Inc.	16,577	1,571,997
		2,245,525
Technology Hardware, Storage & Peripherals - 1.60%
Apple, Inc.	9,651	1,671,071
Stratasys Ltd. (a)(b)	3,596	102,342
		1,773,413
Textiles, Apparel & Luxury Goods - 1.21%
Carter's, Inc.	1,863	181,531
Shenzhou International Group Holdings Ltd. (a)	92,600	1,157,347
		1,338,878
Water Utilities - 0.05%
American Water Works Co., Inc.	507	51,521
Wireless Telecommunication Services - 1.90%
China Mobile Ltd. - ADR	2,529	133,253
KDDI Corp. (a)	81,300	1,964,996
		2,098,249
Total Common Stocks (Cost $89,946,100)		106,723,812

Master Limited Partnership - 0.60%
Plains GP Holdings LP	28,407	658,758
Total Master Limited Partnership (Cost $569,198)		658,758

Preferred Stocks - 0.56%
Automobiles - 0.07%
Hyundai Motor Co. (a)
5.04% (d)	1,110	79,279
Banks - 0.25%
Itau Unibanco Holding SA - ADR
7.30% (d)	28,725	270,015
Insurance - 0.18%
Samsung Fire & Marine Insurance Co. Ltd. (a)
5.80% (d)	1,147	197,765
Semiconductors & Semiconductor Equipment - 0.06%
Samsung Electronics Co Ltd.(a)
2.82% (d)	2,213	70,753
Total Preferred Stocks (Cost $601,309)		617,812

Real Estate Investment Trusts - 0.13%
Iron Mountain, Inc.	4,151	147,028
Total Real Estate Investment Trusts (Cost $124,774)		147,028

Money Market Funds - 1.67%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 2.275% (e)	1,847,912	1,847,912
Total Money Market Funds (Cost $1,847,912)		1,847,912

Total Investments (Cost $93,089,293) - 99.52%		109,995,322
Other Assets in Excess of Liabilities - 0.48%		526,707
Total Net Assets - 100.00%		$110,522,029

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Dividend yield; the rate shown represents the rate February 28, 2019.
(e)	Seven day yield; the rate shown represents the rate at February 28, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
February 28, 2019 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.57%
Alaska - 0.72%
State of Alaska
5.000%, 04/01/2022	$695,000	$718,102
Arizona - 0.75%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	750,894
Colorado - 0.58%
Denver City & County School District No. 1
5.000%, 12/01/2028	500,000	580,625
Connecticut - 4.64%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	473,417
Connecticut State Health & Educational Facilities Authority - Ascension Health Credit Group
1.650%, 11/15/2029 (a)	435,000	435,000
Connecticut State Health & Educational Facilities Authority - Yale University
2.050%, 07/01/2035 (a)	1,025,000	1,032,595
Connecticut State Health & Educational Facility Authority - Yale University
5.000%, 07/01/2037 (a)	1,250,000	1,304,962
2.000%, 07/01/2042 (a)	1,000,000	974,890
State of Connecticut Special Tax Revenue
5.000%, 08/01/2020	400,000	417,716
		4,638,580
District of Columbia - 1.29%
Washington Metropolitan Area Transit Authority
5.000%, 07/01/2033	1,100,000	1,293,776
Florida - 2.00%
Florida Housing Finance Corp.
2.250%, 01/01/2026	485,000	484,806
3.200%, 07/01/2030	815,000	822,620
JEA Water & Sewer System Revenue
5.000%, 10/01/2022	630,000	694,569
		2,001,995
Indiana - 1.78%
Indiana Health Facility Financing Authority - Ascension Health Credit Group
1.350%, 11/01/2027 (a)	1,035,000	1,025,643
1.350%, 11/01/2027 (a)	760,000	753,130
		1,778,773
Iowa - 0.76%
Iowa State University of Science & Technology - Iowa State University of Science
3.000%, 07/01/2025	720,000	763,560
Kansas - 1.42%
State of Kansas Department of Transportation
5.000%, 09/01/2030	1,180,000	1,417,050
Kentucky - 2.06%
Kentucky Rural Water Finance Corp.
2.250%, 03/01/2020	2,050,000	2,053,300
Maryland - 1.21%
City of Baltimore, MD - Baltimore, MD Wastewater Utility
5.000%, 07/01/2027	1,000,000	1,211,520
Massachusetts - 3.66%
Massachusetts Development Finance Agency - Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	497,553

Massachusetts Development Finance Agency - Partners HealthCare System
5.000%, 07/01/2030	2,660,000	3,158,564
		3,656,117
Minnesota - 1.17%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,040,000	1,166,953
Nebraska - 1.54%
Nebraska Investment Finance Authority
2.900%, 09/01/2026	505,000	517,266
3.350%, 09/01/2028	1,000,000	1,020,350
		1,537,616
Nevada - 5.36%
County of Clark Department of Aviation
5.000%, 07/01/2029	1,770,000	2,008,791
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,098,720
5.000%, 06/01/2030	1,300,000	1,423,175
5.000%, 06/01/2030	700,000	823,844
		5,354,530
New Hampshire - 0.51%
New Hampshire Health and Education Facilities Authority Act - LRGHealthcare
5.000%, 04/01/2029	500,000	509,310
New York - 23.23%
Metropolitan Transportation Authority
2.690% (SIFMA Municipal Swap Index + 0.950%), 11/01/2019 (b)	150,000	150,614
4.000%, 11/15/2033 (a)	1,040,000	1,068,163
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,723,620
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2034	1,000,000	1,154,700
New York City Water & Sewer System
5.000%, 06/15/2026	1,500,000	1,606,515
5.000%, 06/15/2027	1,000,000	1,181,710
5.000%, 06/15/2032	430,000	507,946
New York State Dormitory Authority
5.000%, 03/15/2020	200,000	207,006
5.000%, 02/15/2033	1,000,000	1,138,780
New York State Environmental Facilities Corp.
5.000%, 06/15/2022	1,000,000	1,077,540
5.000%, 06/15/2025	1,365,000	1,465,737
New York State Thruway Authority
5.000%, 01/01/2026	200,000	241,124
New York State Urban Development Corp.
5.000%, 03/15/2029	2,500,000	2,793,725
Port Authority of New York & New Jersey
5.000%, 12/01/2028	1,500,000	1,710,120
5.000%, 11/15/2033	2,740,000	3,248,215
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2027	1,000,000	1,168,200
5.000%, 10/15/2029	250,000	290,022
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	400,708
3.125%, 10/01/2032	970,000	959,485
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	925,000	1,111,092
		23,205,022
North Carolina - 0.65%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	647,707

Ohio - 3.52%
Ohio Housing Finance Agency
5.000%, 11/01/2019	600,000	612,498
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	908,940
5.000%, 12/01/2030	1,675,000	1,996,952
		3,518,390
Pennsylvania - 2.79%
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	500,000	492,600
3.200%, 10/01/2031	2,000,000	2,007,580
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	155,000	159,869
5.000%, 03/01/2027	120,000	123,661
		2,783,710
Tennessee - 1.97%
Tennessee Housing Development Agency
1.350%, 01/01/2020	445,000	443,113
1.350%, 07/01/2020	1,530,000	1,521,325
		1,964,438
Texas - 26.29%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,164,630
Arlington Higher Education Finance Corp. - A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	361,752
Arlington Higher Education Finance Corp. - KIPP Texas, Inc.
5.000%, 08/15/2027	1,220,000	1,473,797
City of Houston, TX
5.000%, 03/01/2029	2,575,000	3,069,786
Dallas Independent School District
5.000%, 02/15/2036 (a)	5,000	5,472
Dallas/Fort Worth International Airport
5.000%, 11/01/2028	1,000,000	1,050,190
Fort Bend, TX Independent School District
5.000%, 08/15/2028	500,000	597,950
Grapevine-Colleyville Independent School District
2.000%, 08/01/2036 (a)	470,000	471,105
2.000%, 08/01/2036 (a)	530,000	531,611
La Joya Independent School District
5.000%, 02/15/2028	550,000	668,206
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,141,926
North Texas Tollway Authority
5.000%, 01/01/2026	3,785,000	4,304,491
Northside Independent School District
2.750%, 08/01/2048 (a)	1,540,000	1,588,710
San Antonio Water System
2.625%, 05/01/2049 (a)	3,500,000	3,597,580
Tarrant Regional Water District
5.000%, 03/01/2029	2,500,000	2,931,025
Texas State University System
5.000%, 03/15/2021	595,000	614,849
Tomball Independent School District
1.100%, 02/15/2043 (a)	2,700,000	2,692,197
		26,265,277
Virginia - 2.23%
Virginia Commonwealth Transportation Board
5.000%, 05/15/2028	1,000,000	1,216,200
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,013,350
		2,229,550

Washington - 4.52%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	889,718
City of Monroe, WA Water & Sewer Revenue
4.750%, 12/01/2031	100,000	106,907
State of Washington
5.000%, 07/01/2029	1,500,000	1,762,200
5.000%, 08/01/2029	400,000	449,908
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,309,431
		4,518,164
Wisconsin - 3.92%
City of Madison, WI Water Utility Revenue
4.000%, 01/01/2026	800,000	816,216
State of Wisconsin
4.000%, 05/01/2020	100,000	100,396
5.000%, 05/01/2032	1,015,000	1,152,187
5.000%, 11/01/2032	500,000	592,160
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,085,000	1,252,557
		3,913,516
Total Municipal Bonds (Cost $97,683,294)		98,478,475
	Shares
Money Market Funds - 0.24%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 2.275% (c)	235,206	235,206
Total Money Market Funds (Cost $235,206)		235,206

Total Investments (Cost $97,918,500) - 98.81%		98,713,681
Other Assets in Excess of Liabilities - 1.19%		1,185,071
Total Net Assets - 100.00%		$99,898,752

Percentages are stated as a percent of net assets.
(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2019.
(c)	The rate shown represents the seven day yield as of February 28, 2019.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
February 28, 2019 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.77%
New York - 98.77%
City of New York, NY
5.000%, 08/01/2031	$500,000	$572,305
5.000%, 12/01/2035	1,000,000	1,181,830
County of Albany, NY
5.000%, 04/01/2022	1,000,000	1,104,650
County of Onondaga, NY
5.000%, 05/01/2021	150,000	161,022
County of Saratoga, NY
2.500%, 06/01/2019	150,000	150,372
County of Schenectady, NY
2.000%, 12/15/2020	325,000	328,013
County of Westchester, NY
4.000%, 07/01/2022	5,000	5,272
4.000%, 12/01/2029	1,000,000	1,135,100
Freeport Union Free School District
5.000%, 12/01/2019	220,000	225,702
Housing Development Corp. of New York City
1.900%, 05/01/2021	405,000	405,425
Metropolitan Transportation Authority
2.690% (SIFMA Municipal Swap Index + 0.950%), 11/01/2019 (a)	550,000	552,250
4.000%, 11/15/2020	625,000	649,150
5.000%, 11/15/2025	580,000	669,732
5.000%, 11/15/2026	1,000,000	1,115,220
5.000%, 11/15/2030 (b)	660,000	673,391
5.000%, 11/15/2034 (b)	1,000,000	1,027,330
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2023	500,000	537,615
5.000%, 07/15/2030	1,120,000	1,293,040
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 05/01/2021	200,000	214,652
5.000%, 05/01/2028	300,000	364,188
5.000%, 11/01/2030	775,000	881,779
New York City Trust for Cultural Resources - American Museum of Natural History
5.000%, 07/01/2031	620,000	710,340
New York City Trust for Cultural Resources - Whitney Museum of American Art
5.000%, 07/01/2031	1,000,000	1,057,140
New York City Water & Sewer System
5.000%, 06/15/2032	750,000	885,953
New York Power Authority
5.000%, 11/15/2022	175,000	197,173
New York State Dormitory Authority
5.000%, 03/15/2025	215,000	242,395
5.000%, 07/01/2027	750,000	844,357
5.000%, 03/15/2028	500,000	571,345
5.000%, 02/15/2033	1,000,000	1,138,780
5.000%, 02/15/2035	615,000	634,625
5.000%, 03/15/2036	225,000	256,523
New York State Dormitory Authority - Memorial Sloan-Kettering
5.000%, 07/01/2023	1,250,000	1,367,225
2.980%, 07/01/2029 (c)	1,070,000	853,635
5.000%, 07/01/2029	500,000	544,280
New York State Dormitory Authority - New York University

5.000%, 07/01/2033	1,000,000	1,155,040
New York State Dormitory Authority - State University of New York
5.000%, 07/01/2031	1,105,000	1,305,635
New York State Environmental Facilities Corp.
5.000%, 10/15/2024	525,000	544,551
5.000%, 06/15/2025	1,000,000	1,073,800
New York State Housing Finance Agency
1.100%, 05/01/2019	465,000	464,549
1.800%, 11/01/2020	125,000	125,021
2.900%, 11/01/2025	190,000	195,170
3.050%, 11/01/2027	1,000,000	1,016,740
New York State Thruway Authority
5.000%, 01/01/2032	2,000,000	2,276,700
New York State Urban Development Corp.
5.000%, 01/01/2021	500,000	513,910
5.000%, 03/15/2029	750,000	838,118
Port Authority of New York & New Jersey
5.000%, 11/15/2031	300,000	360,387
5.000%, 10/15/2033	1,280,000	1,482,035
5.000%, 11/15/2033	725,000	859,473
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2028	1,000,000	1,165,290
5.000%, 10/15/2029	500,000	580,045
State of New York
5.000%, 03/01/2028	500,000	565,440
5.000%, 12/15/2030	1,000,000	1,085,790
State of New York Mortgage Agency
2.650%, 04/01/2029	500,000	490,955
Suffolk County Water Authority
5.000%, 06/01/2021	100,000	107,625
The Erie County Industrial Development Agency
5.000%, 05/01/2024	1,260,000	1,390,334
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2028	300,000	333,201
5.000%, 11/15/2029	425,000	515,385
5.000%, 11/15/2034	1,000,000	1,199,860
Utility Debt Securitization Authority
5.000%, 12/15/2028	750,000	892,845
5.000%, 12/15/2034	1,000,000	1,160,850
Village of Harrison, NY
4.000%, 12/15/2023	105,000	116,201
Total Municipal Bonds (Cost $44,082,711)		44,366,759
	Shares
Money Market Funds - 0.30%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 2.275% (d)	136,751	136,751
Total Money Market Funds (Cost $136,751)		136,751

Total Investments (Cost $44,219,462) - 99.07%		44,503,510
Other Assets in Excess of Liabilities - 0.93%		415,585
Total Net Assets - 100.00%		$44,919,095

Percentages are stated as a percent of net assets.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.
(b)	Adjustable rate security; the rate is determined by a Remarking Agreement.
(c)	Zero coupon bond; effective yield is shown.
(d)	The rate shown represents the seven day yield as of February 28, 2019.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2019.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$60,710,270	$46,013,542	$-	$106,723,812
Master Limited Partnerships	658,758	-	-	658,758
Preferred Stock	270,015	347,797	-	617,812
Real Estate Investment Trusts	147,028	-	-	147,028
Total Equity Securities	61,786,071	46,361,339	-	108,147,410
Money Market Funds	1,847,912	-	-	1,847,912
Total Investments in Securities	$63,633,983	$46,361,339	$-	$109,995,322

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$1,461,000	$-	$1,461,000
Collateralized Mortgage Obligations	-	617,149	-	617,149
Corporate Bonds	-	22,547,742	-	22,547,742
Mortgage Backed Securities	-	14,769,071	-	14,769,071
Municipal Bonds	-	9,913,828	-	9,913,828
U.S. Government Notes/Bonds	-	16,235,216	-	16,235,216
U.S. Government Agency Issues	-	4,926,194	-	4,926,194
Total Fixed Income Securities	-	70,470,200	-	70,470,200
Money Market Funds	31,330	-	-	31,330
Total Investments in Securities	$31,330	$70,470,200	$-	$70,501,530

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$98,478,475	$-	$98,478,475
Total Fixed Income Securities	-	98,478,475	-	98,478,475
Money Market Funds	235,206	-	-	235,206
Total Investments in Securities	$235,206	$98,478,475	$-	$98,713,681

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$44,366,759	$-	$44,366,759
Total Fixed Income Securities	-	44,366,759	-	44,366,759
Money Market Funds	136,751	-	-	136,751
Total Investments in Securities	$136,751	$44,366,759	$-	$44,503,510

The Funds held no Level 3 securities during the period ended February 28, 2019.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers

By (Signature and Title)/s/ John Buckel
    John Buckel, President

Date        4/18/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
       John Buckel, President

Date       4/18/19

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     4/17/19

* Print the name and title of each signing officer under his or her signature.